MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST
                                Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS February 28, 1999

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Municipal Income Trust (TFA) for the period ended February 28, 1999.

Continued economic turmoil in Asia and Latin America, a currency crisis in Russia and the orchestrated bailout of a major U.S. hedge fund contributed to the volatility in the global financial markets during the second half of 1998. These events precipitated a "flight to quality" demand for U.S. Treasury securities. U.S. Treasury bond yields reached a 30-year low in October 1998. During the fourth quarter, the Federal Reserve Board sought to restore stability to the financial markets by cutting the federal-funds rate 75 basis points in three moves from 5.50 percent to 4.75 percent.

U.S. economic growth and employment remained strong in early 1999. Although inflation remained subdued, concern developed that the Federal Reserve might become more restrictive if the pace of growth did not slacken.

MUNICIPAL MARKET CONDITIONS

Municipal yields did not decline as much as U.S. Treasury yields during 1998. At the end of December, long-term insured municipal index yields were 5.05 percent. This level was only 10 basis points lower than the beginning of the year. In contrast, U.S. Treasury bond yields fell 80 basis points, from 5.90 percent to
5.10 percent. When U.S. Treasury yields reversed direction in February 1999 and rose 50 basis points, municipal yields were less volatile and rose only 10 basis points to 5.15 percent.

The modest rally of municipals during 1998 created a favorable relative value relationship versus Treasuries. Municipals underperformed Treasuries and the ratio of municipal yields to Treasury yields climbed to 99 percent by year-end. The higher the ratio, the more attractive municipals are relative to Treasuries. The ratio declined to 92 percent by the end of February, as municipals outperformed Treasuries. Over the past five years, the annual high-low range of the municipal/Treasury yield ratio has averaged 93-84 percent.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST

In addition to lagging the Treasury "flight to quality" rally in 1998, municipals also experienced a glut of new issue supply. Underwriting volume of $284 billion was up 28 percent from the prior year and approached 1993's record level. Issuers actively refinanced at lower interest rates and refundings were 29 percent of the total volume. New-money issues set a record and included the largest single municipal underwriting of $3.3 billion for the Long Island Power Authority. In the first two months of 1999, volume slowed and was down 25 percent compared to the same period last year.

PERFORMANCE

The Fund's net asset value (NAV) declined from $10.21 to $10.15 per share during the six month period. Based on this change, plus reinvestment of tax-free dividends totaling $0.2325 per share and capital gains distributions totaling $0.0626, the Fund's total return based on NAV was 2.54 percent. TFA's price on the New York Stock Exchange fell from $9.4375 to $8.8750 per share during the same period. Based on this market value and reinvestment of tax-free dividends and capital gains distributions, the Fund's total return based on market value was -2.91 percent. As of February 28, 1999, TFA's market value was trading at a
12.6 percent discount to its NAV.

                            BOND YIELDS 1994 - 1999

       30-Year Insured               30-Year U.S.                 Insured Municipal Yields as a
       Municipal Yields            Treasury Yields             Percentage of U.S. Treasury Yields
1994        5.4%                         6.34%                              85.17%
            5.4                          6.24                               86.54
            5.8                          6.66                               87.09
            6.4                          7.09                               90.27
            6.35                         7.32                               86.75
            6.25                         7.43                               84.12
            6.5                          7.61                               85.41
            6.25                         7.39                               84.57
            6.3                          7.45                               84.56
            6.55                         7.81                               83.87
            6.75                         7.96                               84.8
            7                            8.00                               87.5
            6.75                         7.88                               85.66
1995        6.4                          7.70                               83.12
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.2                          7.34                               84.47
            5.8                          6.66                               87.09
            6.1                          6.62                               92.15
            6.1                          6.86                               88.92
            6                            6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.5                          6.14                               89.58
            5.35                         5.94                               90.07
1996        5.4                          6.03                               89.55
            5.6                          6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.9                          6.89                               85.63
            5.85                         6.97                               83.93
            5.9                          7.11                               82.98
            5.7                          6.93                               82.25
            5.65                         6.64                               85.09
            5.5                          6.35                               86.61
            5.6                          6.63                               84.46
1997        5.7                          6.79                               83.95
            5.65                         6.80                               83.09
            5.9                          7.10                               83.1
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.6                          6.78                               82.6
            5.3                          6.30                               84.13
            5.5                          6.61                               83.21
            5.4                          6.40                               84.38
            5.35                         6.15                               86.99
            5.3                          6.05                               87.6
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.2                          5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.2                          5.80                               89.66
            5.2                          5.65                               92.04
            5.18                         5.71                               90.72
            5.03                         5.27                               95.45
            4.95                         5.00                               99.00
            5.05                         5.16                               97.87
            5.00                         5.06                               98.81
            5.05                         5.10                               99.02
1999        5.00                         5.09                               98.23
            5.10                         5.58                               91.40

Source:   Municipal Market Data

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST

[LARGEST SECTORS BAR CHART]

LARGEST SECTORS AS OF FEBRUARY 28, 1999
(% OF NET ASSETS)

Transportation                           15%
Mortgage                                 15%
General Obligation                       12%
Water & Sewer                            11%
Electric                                 10%
Hospital                                 10%
Education                                 7%
IDR/PCR*                                  6%
Refunded                                  6%
All Others                                8%

* INDUSTRIAL DEVELOPMENT/POLUTION CONTROL REVENUE

PORTFOLIO IS SUBJECT TO CHANGE


[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF FEBRUARY 28, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)


Aaa/AAA                                                       Aa/AA   A/A    Baa/BBB   N/R
-------                                                       -----   ---    -------   ---
55%                                                            27%     8%       6%      4%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CALL STRUCTURE BAR GRAPH]

CALL STRUCTURE as of February 28, 1999
(% of Total Long-Term Portfolio)
                                                            WEIGHTED AVERAGE
                                                            CALL PROTECTION: 8

                                                            YEARS BONDS CALLABLE
                       1999   2000   2001   2002   2003   2004   2005   2006   2007   2008   2009   2010+
Percent Callable         3%     3%     1%     3%     6%     9%    16%    13%    21%    12%     0%     13%

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST

Monthly dividends for the first quarter of 1998 were declared in December. The Fund's level of earned but undistributed net investment income was essentially unchanged at $0.066 per share on February 28, 1999, versus $0.069 per share six months earlier.

PORTFOLIO STRUCTURE

The Fund's investments were diversified among 14 long-term sectors and 63 credits. At the end of February the portfolio's average maturity was 20 years. Average duration, a measure of sensitivity to interest-rate changes, was 8.2 years.

The accompanying charts provide information on the Fund's call structure, largest sectors and distribution by credit quality as of February 28, 1999.

LOOKING AHEAD

The combination of a "flight to quality" and the flood of new municipal issues made the municipal-to-Treasury yield relationship more favorable last year than it has been in the previous 10 years. Although municipals have outperformed Treasuries in early 1999, we believe that municipals still offer investors considerable value versus their historical relationship with Treasuries.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended February 28,1999 the Fund purchased and retired 274,600 shares of common stock at a weighted average market discount of 10.66 percent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,
/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST

RESULTS OF ANNUAL MEETING February 28, 1999

                             *         *         *

On December 17, 1998, an annual meeting of the Fund's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

Michael Bozic
For.........................................................  22,854,044
Withheld....................................................     685,512

Charles A. Fiumefreddo
For.........................................................  22,851,173
Withheld....................................................     688,383

  The following Trustees were not standing for reelection at this meeting: Edwin
  J. Garn, John R. Haire, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent, Philip J. Purcell and John L. Schroeder.

(2) RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
ACCOUNTANTS:

For.........................................................  22,840,852
Against.....................................................     206,707
Abstain.....................................................     491,997

(3) SHAREHOLDER PROPOSAL TO AMEND THE FUND'S DECLARATION OF TRUST TO REQUIRE EACH TRUSTEE, WITHIN 30 DAYS OF ELECTION, TO BECOME A SHAREHOLDER OF THE FUND:

For.........................................................   4,378,600
Against.....................................................  10,333,845
Abstain.....................................................   1,552,616

MORGAN STANLEY DEAN WITTER MUNCIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (98.3%)
            General Obligation (11.7%)
$  5,000    Moulton-Niguel Water District, California, Refg 1993
             (MBIA).....................................................   5.00 %  09/01/19    $ 4,987,250
   5,000    Washington Suburban Sanitary District, Maryland, Gen Constr
             Refg 1994..................................................   5.00    06/01/10      5,203,400
   5,000    Massachusetts, 1994 Ser A...................................   5.00    01/01/11      5,157,500
   2,000    Michigan Municipal Bond Authority, School Ser 1998..........   5.25    12/01/13      2,105,940
   4,000    New York City, New York, 1995 Ser D (MBIA)..................   6.20    02/01/07      4,518,040
   5,000    New York State, Refg Ser 1995 B.............................   5.625   08/15/09      5,444,050
   7,000    Shelby County, Tennessee, Refg 1995 Ser A...................   5.625   04/01/11      7,499,800
--------                                                                                       -----------
  33,000                                                                                        34,915,980
--------                                                                                       -----------

            Educational Facilities Revenue (6.6%)
   5,000    California Public Works Board, University of California 1993
             Refg Ser A.................................................   5.50    06/01/21      5,184,300
   2,000    Massachusetts Health & Educational Facilities Authority,
             Massachusetts Institute of Technology 1998 Ser I...........   5.20    01/01/28      2,088,840
   2,000    New Jersey Economic Development Authority, Educational
             Testing Service Ser 1998 A (MBIA)..........................   4.75    05/15/18      1,943,380
            New York State Dormitory Authority,
   2,500     State University Ser 1995 A................................   6.50    05/15/05      2,821,875
   2,500     State University Ser 1995 A................................   6.50    05/15/06      2,853,025
   5,000     State University Ser 1997..................................   5.125   05/15/27      4,929,850
--------                                                                                       -----------
  19,000                                                                                        19,821,270
--------                                                                                       -----------

            Electric Revenue (10.1%)
  15,000    Southern California Public Power Authority, Mead-Adelanto
             1994 Ser A (AMBAC).........................................   5.15    07/01/15     15,815,250
            Intermountain Power Agency, Utah,
   2,000     Refg Ser 1998 A (MBIA).....................................   5.25    07/01/15      2,061,060
  10,000     Refg 1996 Ser D (Secondary FSA)............................   5.00    07/01/21      9,788,600
   2,500    Washington Public Power Supply System, Project #1 Refg Ser
             1998 A.....................................................   5.125   07/01/17      2,505,175
--------                                                                                       -----------
  29,500                                                                                        30,170,085
--------                                                                                       -----------

            Hospital Revenue (9.5%)
   3,000    Birmingham-Carraway Special Care Facilities Financing
             Authority, Alabama, Carraway Methodist Health Ser 1995 A
             (Connie Lee)...............................................   5.875   08/15/15      3,196,440
   3,000    Chatham County Hospital Authority, Georgia, Memorial Medical
             Center Inc Ser 1996 A (AMBAC)..............................   5.25    01/01/16      3,062,250
   4,000    Michigan Hospital Finance Authority, Detroit Medical Center
             Ser 1997 A (AMBAC).........................................   5.25    08/15/27      3,964,880
   7,500    North Carolina Medical Care Commission, Presbyterian Health
             Services Corp Refg Ser 1993................................   5.50    10/01/20      7,678,500
   2,500    Delaware County Authority, Pennsylvania, Catholic Health
             East Ser 1998 A (AMBAC)....................................   4.875   11/15/26      2,365,425

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNCIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  5,000    Pennsylvania Higher Educational Facilities Authority,
             University of Pennsylvania Ser A 1996......................   5.75 %  01/01/22    $ 5,174,750
   3,000    Washington Health Care Facilities Authority, Virginia Mason
             Medical Center Refg Ser 1997 A (MBIA)......................   5.125   08/15/17      3,005,970
--------                                                                                       -----------
  28,000                                                                                        28,448,215
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (5.9%)
   2,705    Lapeer Economic Development Corporation, Michigan, Dott
             Manufacturing Co Ser 1989 A (AMT)..........................  10.65    11/15/17      1,623,000
   3,050    New York City Industrial Development Agency, Japan Airlines
             Co 1991 (AMT) (FSA)........................................   6.00    11/01/15      3,284,362
   2,000    New York State Energy Research & Development Authority, New
             York State Electric & Gas Corp 1987 Ser A (AMT) (MBIA).....   6.15    07/01/26      2,180,280
   5,000    Tulsa Municipal Airport Trust, Oklahoma, American Airlines
             Inc Ser 1988 (AMT).........................................   7.375   12/01/20      5,350,800
   5,000    Dallas-Fort Worth International Airport Facility Improvement
             Corporation, Texas, American Airlines Inc Ser 1995.........   6.00    11/01/14      5,255,850
--------                                                                                       -----------
  17,755                                                                                        17,694,292
--------                                                                                       -----------

            Mortgage Revenue -- Multi-Family (2.1%)
   5,000    New Jersey Housing & Mortgage Finance Agency, 1995 Ser A
             (AMBAC)....................................................   6.00    11/01/14      5,331,950
     940    Rhode Island Housing & Mortgage Finance Corporation, Rental
             1989 Ser B (AMT)...........................................   7.95    10/01/20        978,399
--------                                                                                       -----------
   5,940                                                                                         6,310,349
--------                                                                                       -----------

            Mortgage Revenue -- Single Family (13.1%)
  10,000    Alaska Housing Finance Corporation, 1997 Ser A (MBIA).......   6.00    06/01/27     10,563,901
   2,250    Colorado Housing Finance Authority, 1997 Ser B-2 (AMT)......   7.00    05/01/26      2,502,945
  10,000    Hawaii Housing Finance & Development Corporation,
             FNMA-Collateralized 1997 Ser A (AMT).......................   5.75    07/01/30     10,305,900
   2,395    Chicago, Illinois, GNMA-Backed Ser 1997-A (AMT).............   7.25    09/01/28      2,718,253
            Maine Housing Authority,
   4,265     Purchase 1988 Ser D-2 (AMT)................................   8.10    11/15/19      4,366,379
   1,000     Purchase 1988 Ser D-2 (AMT)................................   8.10    11/15/22      1,023,660
   1,825    Missouri Housing Development Commission, GNMA-Backed 1997
             Ser A-2 (AMT)..............................................   7.30    03/01/28      2,071,211
   2,370    North Dakota Housing Finance Agency, 1990 Ser B (AMT).......   7.75    07/01/24      2,496,937
     805    Ohio Housing Finance Agency, GNMA-Backed 1990 Ser C (AMT)...   7.85    09/01/21        848,687
   2,230    Virginia Housing Development Authority, 1992 Ser A..........   7.10    01/01/17      2,324,485
--------                                                                                       -----------
  37,140                                                                                        39,222,358
--------                                                                                       -----------

            Public Facilities Revenue (1.4%)
   3,495    Illinois, Civic Center Dedicated Tax Ser 1991 (AMBAC).......   6.25    12/15/20      4,045,218
--------                                                                                       -----------

            Resource Recovery Revenue (1.9%)
   5,000    Greater Detroit Resource Recovery Authority, Michigan, 1996
             Ser A (AMBAC)..............................................   6.25    12/13/08      5,794,150
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNCIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Retirement & Life Care Facilities Revenue (0.6%)
$  1,900    Charleston County, South Carolina, Sandpiper Village Inc
             Refg Ser 1998..............................................   8.00 %  11/01/13    $ 1,752,997
--------                                                                                       -----------
            Transportation Facilities Revenue (15.3%)
  15,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
             (MBIA).....................................................   0.00    09/01/14      7,014,300
   2,000    Dade County, Florida, Seaport Refg Ser 1996 (MBIA)..........   5.125   10/01/26      2,012,720
     790    Southwestern Development Authority, Illinois, Tri-City
             Regional Port District Ser 1989 A (AMT) (a)................   7.90    07/01/14        816,655
   5,000    Massachusetts Turnpike Authority, Metropolitan Highway 1997
             Ser A (MBIA)...............................................   5.00    01/01/37      4,818,900
   5,000    Wayne Charter County, Michigan, Detroit Airport Ser 1998 A
             (AMT) (MBIA)...............................................   5.00    12/01/28      4,827,000
   3,000    Delaware River Port Authority, New Jersey & Pennsylvania,
             Ser 1995 (FGIC)++..........................................   5.50    01/01/26      3,145,320
   3,000    Ohio Turnpike Commission, Ser 1998 B (FGIC).................   4.50    02/15/24      2,775,270
   5,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)...   6.125   11/15/25      5,448,949
   5,000    Dallas-Fort Worth International Airport, Texas, Refg Ser
             1995 (FGIC)................................................   5.625   11/01/15      5,351,450
   3,000    Pocahontas Parkway Association, Virginia, Route 895
             Connector 1998 Ser A.......................................   5.50    08/15/28      2,969,700
   6,000    Virginia Transportation Board, US Route 28 Ser 1992.........   6.50    04/01/18      6,540,600
--------                                                                                       -----------
  52,790                                                                                        45,720,864
--------                                                                                       -----------
            Water & Sewer Revenue (11.2%)
  10,000    Jefferson County, Alabama, Sewer Ser 1997 (FGIC)............   5.75    02/01/22     10,696,900
   5,000    Phoenix Civic Improvement Corporation, Arizona, Jr Lien
             Water Ser 1994.............................................   5.45    07/01/19      5,158,300
   3,000    East Bay Municipal Utility District, California, Water Ser
             1998 (MBIA)................................................   4.75    06/01/34      2,861,760
   3,000    Massachusetts Water Resources Authority, 1993 Ser C.........   5.25    12/01/20      3,018,750
   8,000    Pittsburgh Water & Sewer Authority, Pennsylvania, 1998 Ser B
             (FGIC).....................................................   0.00    09/01/26      1,916,240
  10,000    Upper Occoquan Sewerage Authority, Virginia, Ser 1995 A
             (MBIA).....................................................   5.00    07/01/25      9,869,500
--------                                                                                       -----------
  39,000                                                                                        33,521,450
--------                                                                                       -----------
            Other Revenue (3.2%)
   4,000    Mashantucket (Western) Pequot Tribe, Connecticut, Special
             1997 Ser B (a).............................................   5.75    09/01/27      4,098,240
   2,000    Northern Palm Beach County Improvement District, Florida,
             Water Control & Impr #9A Ser 1996 A........................   6.80    08/01/06      2,149,920
   3,000    New York Local Government Assistance Corporation, Ser 1995
             A..........................................................   6.00    04/01/24      3,259,740
--------                                                                                       -----------
   9,000                                                                                         9,507,900
--------                                                                                       -----------

            Refunded (5.7%)
   5,000    Birmingham Water Works & Sewer Board, Alabama, Ser 1994.....   5.50    01/01/04+     5,439,851
   5,000    Southern California Public Power Authority, Palo Verde Ser A
             (AMBAC) (ETM)..............................................   5.00    07/01/15      5,067,500
   1,230    Illinois Health Facilities Authority, Glen Oaks Medical
             Center Inc Refg 1990 Ser D (ETM)...........................   9.50    11/15/15      1,383,602
   2,920    Cleveland, Ohio, Waterworks Impr & Refg Ser H 1996 (MBIA)...   5.75    01/01/06+     3,265,932
   1,650    Fayette County, West Virginia, MPC Inc Refg Ser 1990........   9.75    02/01/00+     1,767,711
--------                                                                                       -----------
  15,800                                                                                        16,924,596
--------                                                                                       -----------
 297,320    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $276,074,916).................   293,849,724
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNCIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (0.4%)
$  1,325    Harris County Health Facilities Development Corporation,
--------     Texas, St Luke's Episcopal Hospital Ser 1997 A (Demand
             03/01/99) (Identified Cost $1,325,000).....................   3.35*%  02/15/27     $ 1,325,000
                                                                                                -----------

$298,645    TOTAL INVESTMENTS (Identified Cost $277,399,916) (b)...................    98.7%    295,174,724
========

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................   1.3       3,747,802
                                                                                      -----     -----------

            NET ASSETS..............................................................  100.0%   $298,922,526
                                                                                      =====    ============


---------------------

   AMT      Alternative Minimum Tax.
   ETM      Escrowed to maturity.
    +       Prerefunded to call date shown.
    ++      Joint exemption in New Jersey and Pennsylvania.
    *       Current coupon of variable rate demand obligation.
   (a)      Resale is restricted to qualified institutional investors.
   (b)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $19,122,385 and the aggregate gross
            unrealized depreciation is $1,347,577, resulting in net
            unrealized appreciation of $17,774,808.

Bond Insurance:
---------------
  AMBAC     AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNCIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               February 28, 1999

Alabama..................       6.5%
Alaska...................       3.5
Arizona..................       1.7
California...............      11.4
Colorado.................       3.2
Connecticut..............       1.4
Florida..................       1.4
Georgia..................       1.0
Hawaii...................       3.5
Illinois.................       3.0
Maine....................       1.8
Maryland.................       1.7
Massachusetts............       5.0
Michigan.................       6.1
Missouri.................       0.7
New Jersey...............       3.5
New York.................       9.8
North Carolina...........       2.6
North Dakota.............       0.8
Ohio.....................       2.3
Oklahoma.................       1.8
Pennsylvania.............       4.2
Rhode Island.............       0.3
South Carolina...........       0.6
Tennessee................       2.5
Texas....................       5.8
Utah.....................       4.0
Virginia.................       8.3
Washington...............       0.8
West Virginia............       0.6
Joint Exemption*.........      (1.1)
                             ------
Total....................      98.7%
                             ======

---------------------
* Joint exemption has been included in each geographic location.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $277,399,916)............................. $295,174,724
Cash........................................................      107,011
Receivable for:
    Interest................................................    3,753,996
    Investments sold........................................      190,000
Prepaid expenses and other assets...........................       11,997
                                                              -----------

    TOTAL ASSETS............................................  299,237,728
                                                              -----------

LIABILITIES:
Payable for:
    Investment advisory fee.................................       82,453
    Shares of beneficial interest repurchased...............       62,647
    Administration fee......................................       47,411
Accrued expenses and other payables.........................      122,691
                                                              -----------

    TOTAL LIABILITIES.......................................      315,202
                                                              -----------

    NET ASSETS.............................................. $298,922,526
                                                              ===========

COMPOSITION OF NET ASSETS:
Paid-in-capital............................................. $278,123,947
Net unrealized appreciation.................................   17,774,808
Accumulated undistributed net investment income.............    2,170,389
Accumulated undistributed net realized gain.................      853,382
                                                              -----------

    NET ASSETS.............................................. $298,922,526
                                                              ===========

NET ASSET VALUE PER SHARE,
 29,464,950 shares outstanding
 (unlimited shares authorized of $.01 par value)............       $10.15
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $ 7,993,693
                                                              -----------

EXPENSES
Investment advisory fee.....................................      499,228
Administration fee..........................................      287,106
Professional fees...........................................       66,306
Transfer agent fees and expenses............................       63,601
Shareholder reports and notices.............................       24,966
Registration fees...........................................       16,098
Trustees' fees and expenses.................................        9,278
Custodian fees..............................................        4,916
Other.......................................................       12,161
                                                              -----------

    TOTAL EXPENSES..........................................      983,660

Less: expense offset........................................       (4,901)
                                                              -----------

    NET EXPENSES............................................      978,759
                                                              -----------

    NET INVESTMENT INCOME...................................    7,014,934
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................      914,792
Net change in unrealized appreciation.......................   (1,271,862)
                                                              -----------

    NET LOSS................................................     (357,070)
                                                              -----------

NET INCREASE................................................  $ 6,657,864
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                          FOR THE SIX       FOR THE YEAR
                                                         MONTHS ENDED           ENDED
                                                       FEBRUARY 28, 1999   AUGUST 31, 1998
------------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................    $  7,014,934       $ 14,846,017
Net realized gain....................................         914,792          2,028,297
Net change in unrealized appreciation................      (1,271,862)         8,504,893
                                                         ------------       ------------

    NET INCREASE.....................................       6,657,864         25,379,207
                                                         ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................      (6,889,590)       (16,273,738)
Net realized gain....................................      (1,853,867)        (2,821,505)
                                                         ------------       ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS................      (8,743,457)       (19,095,243)
                                                         ------------       ------------

Net decrease from transactions in shares of
 beneficial interest.................................      (2,495,342)        (4,488,741)
                                                         ------------       ------------

    NET INCREASE (DECREASE)..........................      (4,580,935)         1,795,223

NET ASSETS:
Beginning of period..................................     303,503,461        301,708,238
                                                         ------------       ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $2,170,389 and $2,045,045, respectively).........    $298,922,526       $303,503,461
                                                         ============       ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Income Trust (the "Fund"), formerly Municipal Income Trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 16, 1987 and commenced operations on September 29, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued


income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.35% to the portion of the Fund's weekly net assets not exceeding $250 million and 0.25% to the portion of the Fund's weekly net assets exceeding $250 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Adviser.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with the Administrator, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.20% to the portion of the Fund's weekly net assets not exceeding $250 million; 0.15% to the portion of the Fund's weekly net assets exceeding $250 million but not exceeding $500 million; 0.12% to the portion of the Fund's weekly net assets exceeding $500 million but not exceeding $750 million; and 0.10% to the portion of the Fund's weekly net assets exceeding $750 million.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 1999 aggregated $6,846,680 and $10,073,686, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended February 28, 1999, included in Trustee's fees and expenses in the Statement of Operations amounted to $2,967. At February 28, 1999, the Fund had an accrued pension liability of $51,229 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, August 31, 1997....................................  30,214,250   $302,143    $284,805,887
Treasury shares purchased and retired (weighted average
 discount 5.97%)*...........................................    (474,700)    (4,747)     (4,483,994)
                                                              ----------   --------    ------------
Balance, August 31, 1998....................................  29,739,550    297,396     280,321,893
Treasury shares purchased and retired (weighted average
 discount 10.66%)*..........................................    (274,600)    (2,746)     (2,492,596)
                                                              ----------   --------    ------------
Balance, February 28, 1999..................................  29,464,950   $294,650    $277,829,297
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

6. DIVIDENDS

The Fund declared the following dividends from net investment income:

   DECLARATION      AMOUNT        RECORD         PAYABLE
      DATE         PER SHARE       DATE            DATE
-----------------  ---------   -------------  --------------
December 29,1998    $0.0375    March 5, 1999  March 19, 1999
 March 30, 1999     $0.0375    April 9, 1999  April 23, 1999
 March 30, 1999     $0.0375     May 7, 1999    May 21, 1999
 March 30, 1999     $0.0375    June 4, 1999   June 18, 1999

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE SIX                  FOR THE YEAR ENDED AUGUST 31*
                                                           MONTHS ENDED      ----------------------------------------------------
                                                        FEBRUARY 28, 1999*     1998       1997       1996       1995       1994
---------------------------------------------------------------------------------------------------------------------------------
                                                           (unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of period..................         $10.21         $  9.99     $ 9.72     $ 9.92     $10.16     $10.83
                                                               ------         -------     ------     ------     ------     ------
Income from investment operations:
 Net investment income................................           0.24            0.50       0.57       0.60       0.66       0.69
 Net realized and unrealized gain (loss)..............          (0.02)           0.34       0.26      (0.12)      0.04      (0.62)
                                                               ------         -------     ------     ------     ------     ------

Total income from investment operations...............           0.22            0.84       0.83       0.48       0.70       0.07
                                                               ------         -------     ------     ------     ------     ------

Less dividends and distributions from:
 Net investment income................................          (0.23)          (0.54)     (0.58)     (0.60)     (0.60)     (0.65)
 Net realized gain....................................          (0.06)          (0.09)        --**    (0.09)     (0.34)     (0.09)
                                                               ------         -------     ------     ------     ------     ------

Total dividends and distributions.....................          (0.29)          (0.63)     (0.58)     (0.69)     (0.94)     (0.74)
                                                               ------         -------     ------     ------     ------     ------

Anti-dilutive effect of acquiring treasury shares.....           0.01            0.01       0.02       0.01         --         --
                                                               ------         -------     ------     ------     ------     ------

Net asset value, end of period........................         $10.15         $ 10.21     $ 9.99     $ 9.72     $ 9.92     $10.16
                                                               ======         =======     ======     ======     ======     ======

Market value, end of period...........................         $8.875         $  9.44     $ 9.50     $ 9.25     $ 9.00     $ 9.25
                                                               ======         =======     ======     ======     ======     ======

TOTAL RETURN+.........................................          (2.91)%(1)       6.16%      9.23%     10.75%      7.78%    (11.73)%

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................           0.66%(2)(3)     0.66%(3)   0.63%(3)   0.64%(3)   0.65%      0.63%

Net investment income.................................           4.68%(2)        4.92%      5.68%      6.03%      6.70%      6.59%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............       $298,923        $303,503   $301,708   $301,835   $313,768   $331,745

Portfolio turnover rate...............................              2%(1)          13%        22%        33%        14%        27%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 ** Does not reflect a distribution of $0.0024.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISOR

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.


MORGAN STANLEY
DEAN WITTER
MUNICIPAL
INCOME TRUST



SEMIANNUAL REPORT
FEBRUARY 28, 1999